Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Trade accounts receivable, net	$ 4,050	$ 5,425
Accrued income	6,024	2,534
Prepaid expenses	11,344	2,788
Other receivables	3,643	1,044
Total other current assets	$ 25,061	$ 11,791